Prepayments, deposits and other - Summary of Prepayments, deposits and other assets (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2024	Dec. 31, 2023
Included in non-current assets
Prepaid content royalties	¥ 323	¥ 430
Others	102	110
Prepayments, deposits and other assets	425	540
Included in current assets
Prepaid content royalties	1,662	1,949
Interest receivables	976	667
Prepaid promotion and other expenses	767	438
Prepaid vendors deposits and other receivables	190	148
Value-added tax recoverable	77	125
Others	73	57
Prepayments, deposits and other assets	3,793	3,438
Tencent
Included in current assets
Receivable from Tencent (Note 32(b))	¥ 48	¥ 54